Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee compensation	$ 1,587	$ 1,385
Research and development	1,036	1,206
Professional and outside services	75	112
Interest	223	197
Other	0	468
Accrued Liabilities, Current	$ 2,921	$ 3,368